Consolidated VIEs and Noncontrolling Interests - Summary of Variable Interest Entities (Detail) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2021		Sep. 30, 2020	Sep. 30, 2021		Sep. 30, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 477,244	[1]	$ 876,323	$ 477,244	[1]	$ 876,323	$ 800,535	[1],[2]	$ 1,340,140	[2]	$ 1,744,209
Property and equipment, net	5,707,310			5,707,310			6,859,163		8,399,541
Total assets	21,955,877	[1]		21,955,877	[1]		25,356,334	[1],[2]	31,147,814	[2]
Long-term debt, net	701,520			701,520			712,833
Total liabilities	23,970,957	[1]		23,970,957	[1]		24,981,917	[1],[2]	28,016,842	[2]
Redeemable stock issued by VIEs	276,162			276,162			380,242		1,032,080
Net income (loss)	(844,262)		(999,460)	(3,828,967)		(2,665,537)	(3,833,857)		(3,774,887)		(1,927,419)
Net cash provided by (used in) operating activities				(1,539,115)		(417,696)	(857,008)		(448,244)		(176,729)
Net cash used in investing activities				(244,116)		(197,056)	(444,087)		(4,775,520)		(2,475,798)
Net cash provided by (used in) financing activities				1,418,956		(596,006)	(46,814)		5,257,271		2,658,469
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Net income (loss)			(121,703)	(721,300)
Variable Interest Entity, Not Primary Beneficiary [Member] | Asia JVs [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	71,706			71,706			161,411		388,400
Property and equipment, net	397,156			397,156			445,599		895,015
Restricted cash	10,143			10,143			10,000		93,964
Total assets	1,903,203			1,903,203			2,096,389		5,639,177
Long-term debt, net	12			12			30,638		41,945
Total liabilities	1,620,725			1,620,725			1,693,267		4,686,200
Redeemable stock issued by VIEs	500,000			500,000			500,000		1,799,157
Total net assets	(217,522)			(217,522)			(96,878)		(846,180)	[3],[4]
Net income (loss)	(33,345)			(97,454)		(9,202)	(750,472)		(776,113)		(373,776)
Net cash provided by (used in) operating activities				(62,791)		(16,249)	(38,259)		(108,246)		(120,831)
Net cash used in investing activities				(14,812)		(229,064)	(236,971)		(592,574)		(516,814)
Net cash provided by (used in) financing activities				(2,172)		70,754	73,447		292,775		763,229
Variable Interest Entity, Not Primary Beneficiary [Member] | Other VIEs [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	28,948			28,948			5,194		29,303
Property and equipment, net	290,393			290,393			0		979,655
Restricted cash	0			0			0
Total assets	983,031			983,031			13,834		1,073,621
Long-term debt, net	0			0			0		642,184
Total liabilities	877,981			877,981			573		665,513
Redeemable stock issued by VIEs	30,000			30,000			0		6,545
Total net assets	75,050			75,050			13,261	[4],[5]	401,563	[4],[5]
Net income (loss)	$ (11,828)		$ 2,475			(11,544)	(2,502)		(24,747)		(146)
Net cash provided by (used in) operating activities				(11,413)		2,549	2,549		4,247		(71)
Net cash used in investing activities				(860)		(573)	(573)		(826,707)		(23,601)
Net cash provided by (used in) financing activities				$ 31,794		$ (1,994)	$ (1,908)		$ 843,312		$ 47,905

[1]	The Company’s condensed consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of September 30, 2021 and December 31, 2020, total assets of consolidated VIEs, after intercompany eliminations, were $2.9 billion and $2.1 billion, respectively, including $100.7 million and $166.6 million of cash and cash equivalents, respectively, and $10.1 million and $10.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $2.5 billion and $1.7 billion as of September 30, 2021 and December 31, 2020, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $13.5 million and $14.6 billion as of September 30, 2021 and December 31, 2020, respectively, provided by Legacy WeWork to certain landlords of the VIEs. See Note 5 for additional details.
[2]	The Company’s consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of December 31, 2020 and 2019, total assets of consolidated VIEs, after intercompany eliminations, were $2.1 billion and $6.7 billion respectively, including $166.6 million and $417.7 million of cash and cash equivalents, respectively, and $10.0 million and $94.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $1.7 billion and $5.4 billion as of December 31, 2020 and 2019, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $14.6 million and $36.3 million as of December 31, 2020 and 2019, respectively, provided by WeWork Inc. to certain landlords of the VIEs. See Note 6 for additional details.
[3]	The “Asia JVs” include ChinaCo, JapanCo and PacificCo as of and for the periods that each represented a consolidated VIE. The ChinaCo deconsolidation occurred on October 2, 2020 and as a result, ChinaCo results and balances are not included above for the period subsequent to deconsolidation. The PacificCo Roll-up occurred on April 17, 2020 and as a result, PacificCo results and balances are not included above for the period subsequent to April 17, 2020. The consent of an affiliate of SoftBank Group Capital Limited is required for any dividends to be distributed by JapanCo. As a result, any net assets of JapanCo would be considered restricted net assets to the Company as of December 31, 2020. The net assets of the Asia JVs include preferred stock issued to affiliates of SBG and other investors with aggregate liquidation preferences totaling $0.5 billion and $1.8 billion, respectively as of December 31, 2020 and 2019, which preferred stock is redeemable upon the occurrence of an event that is not solely within the control of the Company. The initial issuance price of such redeemable preferred stock equals the liquidation preference for each share issued as of December 31, 2020 and 2019, respectively. After reducing the net assets of each Asia JV by the liquidation preference associated with such redeemable preferred stock, the remaining net assets of each Asia JV is negative.
[4]	Total net assets represents total assets less total liabilities and redeemable stock issued by VIEs after the total assets and total liabilities have both been reduced to remove amounts that eliminate in consolidation.
[5]	“Other VIEs” includes all other consolidated VIEs, other than the Asia JVs discussed separately in (1) and include WeWork Waller Creek, WeCap Manager and WeCap Holdings Partnership, 424 Fifth Venture and the Creator Fund in the periods prior to any disposal or deconsolidation as discussed above.